Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Calculations of Earnings Per Share of Common Stock (Detail) (USD $)
In Millions, except Per Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net income from continuing operations	$ 42	$ 104	$ 53	$ 60	$ 30	$ 78	$ 94	$ 56	$ 259	$ 258	$ 119
Net income (loss) from discontinued operations	1	8	9	8	(11)	2		8	26	(1)	(87)
Net income	$ 43	$ 112	$ 62	$ 68	$ 19	$ 80	$ 94	$ 64	$ 285	$ 257	$ 32
Average shares outstanding									229	226	224
Adjustment to shares outstanding
Weighted Average Shares Outstanding for Computation of Basic Earnings Per Share of Common Stock									229	226	224
Net effect of potentially dilutive shares									1
Weighted Average Shares Outstanding for Computation of Diluted Earnings Per Share of Common Stock									230	226	224
Basic earnings per share of common stock from Continuing Operations	$ 0.18	$ 0.46	$ 0.23	$ 0.27					$ 1.13	$ 1.14	$ 0.53
Basic earnings (loss) per share of common stock from discontinued operations		$ 0.03	$ 0.04	$ 0.03					$ 0.12		$ (0.39)
Basic earnings per share	$ 0.18	$ 0.49	$ 0.27	$ 0.30					$ 1.25	$ 1.14	$ 0.14
Diluted earnings per share of common stock from Continuing Operations	$ 0.18	$ 0.45	$ 0.23	$ 0.27					$ 1.12	$ 1.14	$ 0.53
Diluted earnings (loss) per share of common stock from Discontinued Operations		$ 0.04	$ 0.04	$ 0.03					$ 0.12		$ (0.39)
Diluted earnings per share	$ 0.18	$ 0.49	$ 0.27	$ 0.30					$ 1.24	$ 1.14	$ 0.14